FEDERATED TOTAL RETURN SERIES, INC.


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000





                                December 3, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549




     RE: FEDERATED TOTAL RETURN SERIES, INC.
            Federated Total Return Bond Fund
            Federated Limited Duration Fund
            Federated Mortgage Fund

         1933 Act File No. 33-50773
         1940 ACT FILE NO. 811-7115




Dear Sir or Madam:


      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated November 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 17 on November 25, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-2614.



                                          Very truly yours,



                                          /s/Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary